Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation (Abstract)
Basis of Presentation
1.    Basis of Presentation:

The accompanying consolidated financial statements include the accounts of Excel Maritime Carriers Ltd. and its wholly subsidiaries and majority owned subsidiary (collectively, the "Company" or "Excel") as listed below. Excel was formed in 1988, under the laws of the Republic of Liberia. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of bulk carrier vessels.

	Company	Country of Incorporation	Vessel name	Type	Year of Built
	Ship-owning companies with vessels in operation
1.	Hope Shipco LLC	Marshall Islands	Mairaki	Capesize	2011
2.	Christine Shipco LLC (1)	Marshall Islands	Christine	Capesize	2010
3.	Sandra Shipco LLC	Marshall Islands	Sandra	Capesize	2008
4.	Iron Miner Shipco LLC	Marshall Islands	Iron Miner	Capesize	2007
5.	Iron Beauty Shipco LLC	Marshall Islands	Iron Beauty	Capesize	2001
6.	Kirmar Shipco LLC	Marshall Islands	Kirmar	Capesize	2001
7.	Lowlands Beilun Shipco LLC	Marshall Islands	Lowlands Beilun	Capesize	1999
8.	Iron Brooke Shipco LLC	Marshall Islands	Iron Brooke	Kamsarmax	2007
9.	Iron Lindrew Shipco LLC	Marshall Islands	Iron Lindrew	Kamsarmax	2007
10.	Iron Manolis Shipco LLC	Marshall Islands	Iron Manolis	Kamsarmax	2007
11.	Coal Gypsy Shipco LLC	Marshall Islands	Coal Gypsy	Kamsarmax	2006
12.	Coal Hunter Shipco LLC	Marshall Islands	Coal Hunter	Kamsarmax	2006
13.	Pascha Shipco LLC	Marshall Islands	Pascha	Kamsarmax	2006
14.	Santa Barbara Shipco LLC	Marshall Islands	Santa Barbara	Kamsarmax	2006
15.	Iron Fuzeyya Shipco LLC	Marshall Islands	Iron Fuzeyya	Kamsarmax	2006
16.	Ore Hansa Shipco LLC	Marshall Islands	Ore Hansa	Kamsarmax	2006
17.	Iron Kalypso Shipco LLC	Marshall Islands	Iron Kalypso	Kamsarmax	2006
18.	Iron Anne Shipco LLC	Marshall Islands	Iron Anne	Kamsarmax	2006
19.	Iron Bill Shipco LLC	Marshall Islands	Iron Bill	Kamsarmax	2006
20.	Iron Vassilis Shipco LLC	Marshall Islands	Iron Vassilis	Kamsarmax	2006
21.	Iron Bradyn Shipco LLC	Marshall Islands	Iron Bradyn	Kamsarmax	2005
22.	Grain Express Shipco LLC	Marshall Islands	Grain Express	Panamax	2004
23.	Iron Knight Shipco LLC	Marshall Islands	Iron Knight	Panamax	2004
24.	Grain Harvester Shipco LLC	Marshall Islands	Grain Harvester	Panamax	2004
25.	Coal Pride Shipco LLC	Marshall Islands	Coal Pride	Panamax	1999
26.	Fianna Navigation S.A	Liberia	Isminaki	Panamax	1998
27.	Marias Trading Inc.	Liberia	Angela Star	Panamax	1998
28.	Yasmine International Inc.	Liberia	Elinakos	Panamax	1997
29.	Amanda Enterprises Ltd.	Liberia	Happy Day	Panamax	1997
30.	Fountain Services Ltd.	Liberia	Powerful	Panamax	1994
31.	Teagan Shipholding S.A.	Liberia	First Endeavour	Panamax	1994
32.	Tanaka Services Ltd.	Liberia	Rodon	Panamax	1993
33.	Whitelaw Enterprises Co.	Liberia	Birthday	Panamax	1993
34.	Candy Enterprises Inc.	Liberia	Renuar	Panamax	1993
35.	Harvey Development Corp.	Liberia	Fortezza	Panamax	1993
36.	Minta Holdings S.A.	Liberia	July M	Supramax	2005
37.	Odell International Ltd.	Liberia	Mairouli	Supramax	2005
38.	Ingram Limited	Liberia	Emerald	Handymax	1998
39.	Castalia Services Ltd.	Liberia	Princess I	Handymax	1994
40.	Barland Holdings Inc.	Liberia	Attractive	Handymax	1985

(1)       Christine Shipco LLC is owned 71.4% by the Company.

	Company	Country of Incorporation	Vessel name	Type	Year of Built
	Non-shipowning companies with vessels in operation (2)
41.	Fearless Shipco LLC	Marshall Islands	Fearless I	Panamax	1997
42.	Barbara Shipco LLC	Marshall Islands	Barbara	Panamax	1997
43.	Linda Leah Shipco LLC	Marshall Islands	Linda Leah	Panamax	1997
44.	King Coal Shipco LLC	Marshall Islands	King Coal	Panamax	1997
45.	Coal Age Shipco LLC	Marshall Islands	Coal Age	Panamax	1997
46.	Iron Man Shipco LLC	Marshall Islands	Iron Man	Panamax	1997
47.	Coal Glory Shipco LLC	Marshall Islands	Coal Glory	Panamax	1995

(2)	Indicates a company whose vessel was sold to a third party in July 2007 and subsequently leased back under a bareboat charter expiring in July 2015.

The following wholly-owned subsidiaries have been established to acquire vessels, although vessels have not yet been identified:

	Company	Country of Incorporation
48.	Magalie Investments Corp.	Liberia
49.	Melba Management Ltd.	Liberia
50.	Naia Development Corp.	Liberia

The Company is also the sole owner of the following non-shipowning subsidiaries:

	Company	Country of Incorporation
51.	Maryville Maritime Inc. (1)	Liberia
52.	Point Holdings Ltd. (2)	Liberia
53.	Thurman International Ltd. (3)	Liberia
54.	Bird Acquisition Corp (4)	Marshall Islands
55.	Liegh Jane Navigation S.A. (5)	Liberia
56.	Snapper Marine Ltd. (6)	Liberia
57.	Centel Shipping Company Limited (7)	Cyprus

During the year ended December 31, 2011, the following Marshall Islands joint venture companies, which were 50% owned by Bird Acquisition Corp were dissolved:

	Company	Country of Incorporation
58.	Fritz Shipco LLC (8)	Marshall Islands
59.	Benthe Shipco LLC (8)	Marshall Islands
60.	Gayle Frances Shipco LLC (8)	Marshall Islands
61.	Iron Lena Shipco LLC (8)	Marshall Islands

(1)
Maryville Maritime Inc. ("Maryville") is a management company that provides the technical management of Excel's vessels. As of October 2010 and January 2011, Maryville also provided technical management services to 2 vessels owned by companies affiliated with the Chairman of the Company's Board of Directors. Both of the aforementioned vessels were sold in October 2010 and January 2011 and Maryville ceased to provide technical services to the companies as of the respective dates.

(2)	Point Holdings Ltd. is the parent company (100% owner) of fifteen Liberian ship-owning companies, one Liberian holding company and six Liberian non ship-owning companies.

(3)	Thurman International Ltd. is the parent company (100% owner) of Centel Shipping Company Limited, the owner of M/V Lady.

(4)
Bird is the parent company (100% owner) of 24 Marshall Islands ship-owning companies and 7 Marshall Islands non ship-owning companies. Bird is also a joint-venture partner in one Marshall Island ship-owning company which is 71.4% owned by Bird.

(5)	Previously the owning company of Swift, a vessel sold in March 2009.

(6)	Previously the owning company of Marybelle, a vessel sold in February 2011.

(7)	Previously the owning company of Lady, a vessel sold in August 2011.

(8)
Previously consolidated joint venture owned 50% by the Company. The joint venture had one contract for the construction of a vessel which was cancelled in June 2011 as no refund guarantee was received, the construction of the vessel had not commenced and the vessel was delayed on its contracted delivery. Following the cancellation of the shipbuilding contract, the company was dissolved on July 27, 2011.

Concentration of credit risk

During the years ended December 31, 2009, 2010 and 2011 one, one and two charterers, respectively, were individually accounted for more than 10% of the Company's voyage revenues as follows:

Charterer	2009	2010	2011
A	34%	30%	-
B	-	-	14%
C	-	-	11%

The outstanding balance of these charterers as of December 31, 2011 was not material, representing less of 1% of Company's current assets at the balance sheet date.